Cover	Mar. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note: In a Current Report on Form 8-K filed with the Securities and Exchange Commission on March 15, 2024 (the “Original 8-K”), Woodward, Inc. (the “Company”) previously announced that A. Christopher Fawzy, who previously served as EVP, General Counsel, Chief Compliance Officer and Secretary, departed the Company effective as of March 14, 2024. As of the date of such announcement, the compensation arrangements for Mr. Fawzy in connection with his departure had not yet been determined. This Current Report on Form 8-K/A is being filed to amend and supplement the Original 8-K to provide additional information regarding Mr. Fawzy’s compensation arrangements.
Document Period End Date	Mar. 12, 2024
Entity File Number	000-8408
Entity Registrant Name	WOODWARD, INC.
Entity Central Index Key	0000108312
Entity Tax Identification Number	36-1984010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1081 Woodward Way
Entity Address, City or Town	Fort Collins
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80524
City Area Code	(970)
Local Phone Number	482-5811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001455
Trading Symbol	WWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false